Related Party Transactions (Detail) - USD ($)	1 Months Ended			3 Months Ended		12 Months Ended			73 Months Ended
	Sep. 30, 2018	Aug. 31, 2016	Apr. 30, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Jan. 01, 2018
Related Party Transaction [Line Items]
Additional expenses incurred for other related-party transactions				$ 400,000	$ 600,000	$ 2,700,000	$ 3,500,000	$ 4,200,000
Accrued expenses and other current liabilities				158,997,000		136,715,000	74,321,000		$ 136,715,000	$ 84,650,000
Prepaid expenses and other current assets						1,800,000	500,000		1,800,000
Monitoring fees				1,000,000		4,793,000	933,000		4,793,000
Long-term debt				3,084,090,000		3,045,195,000	2,820,297,000		3,045,195,000
Financing costs						11,317,000	18,277,000	9,036,000
Proceeds from contributed capital		$ 30,600,000	$ 69,800,000	0	0	4,700,000	0	100,407,000
Share-based compensation				857,000	204,000	$ 2,505,000	1,595,000	3,868,000
Expected repayment period						1 year
Amounts due from employees						$ 300,000	300,000		300,000
Prepaid expenses and other current assets				15,128,000		11,449,000	16,150,000		11,449,000
Vivint
Related Party Transaction [Line Items]
Accrued expenses and other current liabilities				100,000		200,000	1,400,000		200,000
Affiliated Entity | Minimum
Related Party Transaction [Line Items]
Annual monitoring base fee, minimum				2,700,000
General and administrative expenses
Related Party Transaction [Line Items]
Share-based compensation				727,000	141,000	2,091,000	1,313,000	3,927,000
General and administrative expenses | Executive Officer
Related Party Transaction [Line Items]
Share-based compensation								2,200,000
7.875% Senior Secured Notes Due 2022 | Senior Notes
Related Party Transaction [Line Items]
Long-term debt							908,526,000
7.875% Senior Secured Notes Due 2022 | Senior Notes | Blackstone Advisory Partners L.P.
Related Party Transaction [Line Items]
Deferred financing cost, net								500,000
Solar | Affiliated Entity
Related Party Transaction [Line Items]
Sublease and other administrative expenses				2,400,000	1,000,000	$ 17,300,000	2,800,000	4,600,000
Non-competition agreement, term						3 years
Product development and supply agreement term						3 years
Product development and supply agreement renewal term						1 year
Blackstone Management Partners L.L.C. | Affiliated Entity
Related Party Transaction [Line Items]
Prepaid expenses and other current assets				1,000,000	1,200,000	$ 4,100,000	3,500,000	3,700,000	4,100,000
Blackstone Management Partners L.L.C. | Affiliated Entity | Minimum
Related Party Transaction [Line Items]
Annual monitoring base fee, minimum						2,700,000
Blackstone Advisory Partners L.P.
Related Party Transaction [Line Items]
Aggregate interest payments to related party									900,000
Blackstone Advisory Partners L.P. | Affiliated Entity
Related Party Transaction [Line Items]
Deferred financing cost, net	$ 900,000					900,000			900,000
Blackstone Advisory Partners L.P. | Term Loan | Affiliated Entity
Related Party Transaction [Line Items]
Long-term debt				79,300,000.0		75,100,000			75,100,000
Blackstone Advisory Partners L.P. | 7.875% Senior Secured Notes Due 2022 | Senior Notes | Affiliated Entity
Related Party Transaction [Line Items]
Financing costs							$ 600,000
Vivint Smart Home, Inc. | Affiliated Entity
Related Party Transaction [Line Items]
Proceeds from contributed capital	4,700,000
Sales Dealer Agreement | Solar | Affiliated Entity
Related Party Transaction [Line Items]
Agreement period, term							2 years
Agreement period, renewal term							1 year
Agreement period, termination notice period							90 days
Blackstone Management Partners LLC Support and Services Agreement | Blackstone Management Partners L.L.C. | Affiliated Entity
Related Party Transaction [Line Items]
Fee paid for support services by BMP to Company				1,500,000.0		1,500,000			1,500,000
Expenses from transactions with related party				0	$ 0	0	$ 0	$ 0
Affiliated Entity | Blackstone Advisory Partners L.P.
Related Party Transaction [Line Items]
Long-term debt						75,100,000			75,100,000
Affiliated Entity | Vivint Smart Home, Inc.
Related Party Transaction [Line Items]
Proceeds from contributed capital	$ 4,700,000
Personal Use Of Corporate Jet
Related Party Transaction [Line Items]
Prepaid expenses and other current assets				$ 200,000		$ 1,800,000			$ 1,800,000